Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Schedule of Composition of Other Current Liabilities
The composition of other current liabilities as of 31 December 2025 and 2024 is as follows:

	31 December 2025	31 December 2024
Unpaid salary and salary related expenses (1)	9,866	14,465
Accrued interest	19,860	428
Accrued vacation leave	9,337	6,631
Accrued commercial fees	24,718	—
Accrued royalties	10,933	15,858
Accrued profit sharing	—	12,604
Accrued other expenses	19,511	9,418
	94,225	59,404
(1) Includes $2.6 million of termination benefit liability(refer to Note 6 - Salaries and Other Employee Expenses).